SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

14. SHARE‑BASED COMPENSATION

(a)Restricted Ordinary Shares

In November 2015, all of the individual Founders entered into an arrangement with institutional investors of the Company, Pursuant to which all of their 300,000,000 ordinary shares (being retroactively adjusted to reflect the effect of the share split, which was approved by the Company’s board of directors in May 2016) became restricted and subject to service vesting conditions. 25% of the restricted shares vested and were released from restriction at the first anniversary of November 24, 2015, and the remaining 75% of the restricted shares vest monthly in equal instalments over the next thirty-six months.

One of the Founders, who had 75,000,000 restricted shares, left the Company before November 24, 2016 and thus all of his restricted shares were forfeited. Such restricted shares were cancelled in March 2017 in accordance with the board of director’s resolution.

In March 2017, pursuant to the board of director’s resolution, 62,500,000 restricted shares were granted to two individual Founders, which is subject to service vesting conditions. 19,531,250 shares were immediately vested and the remaining 42,968,750 shares will vest monthly in equal instalments over the thirty-three months starting from March 24, 2017.

The following table sets forth the restricted shares’ activities for the years ended December 31, 2018 and 2019:

Number of shares
Unvested at December 31, 2017	137,760,417
Vested	(71,875,000)
Unvested at December 31, 2018	65,885,417
Vested	(65,885,417)
Unvested at December 31, 2019	—

The amounts of stock compensation expense in relation to the restricted ordinary shares recognized in the years ended December 31, 2017, 2018 and 2019 were RMB8,569 , RMB5,808 and RMB5,551, respectively.

As of December 31, 2019, there is no unrecognized compensation expense as all the restricted shares have been fully vested.

(b)Stock Option Plan

In 2017, the Company’s Board of Directors approved 2017 Stock Incentive Plan (the “2017 Plan”) under which a maximum aggregate number of ordinary shares that may be issued pursuant to all awards granted shall be 75,000,000 shares. Stock options granted to eligible employees under the 2017 Plan will be exercisable upon the Company’s completion of a Qualified IPO. The options are subject to a four year service schedule, under which an employee earns an entitlement to vest 25% of his/her option on the expiry date of a 12‑month period following the grant date, and the remaining 75% shall vest in equal monthly installments over the following three years commencing from the vesting date of the first installment. Before the Company completes a Qualified IPO, all stock options granted to an employee shall be forfeited at the time the employee terminates his employment with the Group. After the Company completes a Qualified IPO, vested options not exercised by an employee shall be forfeited 90 days after termination of employment of the employee.

In April and December 2017, the Company granted 24,610,000 and 22,399,066 stock options to its employees, respectively. In June and December 2018, the Company granted 5,550,000 and 3,250,000 stock options to its employees, respectively. The exercise price is US$0.0500 for these stock options granted.

In January 2019, the Company amended and restated the 2017 Stock Incentive Plan under which a maximum aggregate number of ordinary shares that may be issued pursuant to all awards granted shall be 180,849,469 shares. In October 2019, the Company further amended and restated the 2017 Stock Incentive Plan under which a maximum aggregate number of ordinary shares that may be issued pursuant to all awards granted shall be 274,226,921 shares.

In June, July and September 2019, the Company granted 50,650,000,  15,300,000 and 84,065,148 stock options to its employees with an exercise price of US$0.0500, respectively.

A summary of the share options activities for the year ended December 31, 2019 is presented below:

			Weighted
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
	shares	exercise price	years	value
		US$		US$
Outstanding as of December 31, 2018	55,809,066	0.0500
Granted	150,015,148	0.0500
Repurchased	(1,922,700)	0.0500
Forfeited	(27,298,600)	0.0500
Outstanding as of December 31, 2019	176,602,914	0.0500	8.12	229,584
Vested and expected to vest as of December 31, 2019	174,531,664	0.0500	8.12	226,891
Exercisable as of December 31, 2019	—	0.0500	—	—

The fair value of the options granted is estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

Grant date:	2017	2018	2019
Risk‑free rate of return	2.30% ~ 2.37%	2.85% ~ 3.01%	1.60% ~ 5.00%
Volatility	50.7% ~ 52.0%	41.1% ~ 50.2%	39.5% ~ 42.5%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.2 ~ 2.8	2.2 ~ 2.8	2.2 ~ 2.8
Fair value of underlying ordinary share	US$0.0231 ~ 0.1164	US$0.2479 ~ 0.9466	US$1.3471 ~ 1.3519
Expected term	10	10	10

The expected volatility was estimated based on the historical volatility of comparable peer public companies with a period of time close to the expected term of the Company’s options. The risk‑free interest rate was estimated based on the yield to maturity of U.S. treasury bonds denominated in USD for a term consistent with the expected term of the Company’s options in effect at the option valuation date. The expected exercise multiple was estimated as the average ratio of the stock price to the exercise price of when employees would decide to voluntarily exercise their vested options. As the Company did not have sufficient information of past employee exercise history, it was estimated by referencing to a widely‑accepted academic research publication. Expected dividend yield is zero as the Company has never declared or paid any cash dividends on its shares, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the contract life of the option.

The fair value of the share options granted at the grant date amounted to RMB26,875 and RMB1,347,684 for the years ended December 31, 2018 and 2019, respectively. Since the exercisability is dependent upon the Company’s IPO, and it is not probable that this performance condition can be achieved until the IPO is effective, no compensation expense relating to the options was recorded for the years ended December 31, 2017, 2018 and 2019. As of December 31, 2019, the total unrecognized compensation costs associated with stock options is RMB1,256,732.

In January 2019, the Company repurchased 1,922,700 share options issued to employees for cash in the amount of RMB14,400. Considering the option is exercisable upon the Company’s completion of a Qualified IPO, the repurchase of the unvested award is, in effect, a modification to immediately vest the award. RMB14,400 compensation cost was recorded as share-based compensation expense for the year ended December 31, 2019.